ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
General accrued expenses	$ 84	$ 62
Accrued other taxes	19	13
Customer deposits	74	70
Accrued membership-related costs	17	18
Accrued construction costs	15	16
Member deposits	6	7
Total accrued expenses and other current liabilities	$ 215	$ 186